UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-10593

Morgan Stanley Institutional Fund of Hedge Funds LP

(Exact name of Registrant as specified in Charter)

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Registrant’s Telephone Number, including Area Code: (610) 260-7600

Barry Fink, Esq.

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, NY 10020

(Name and address of agent for service)

COPY TO:

Leonard B. Mackey, Jr., Esq.

Clifford Chance US LLP

31 West 52nd Street

New York, NY 10019

Date of fiscal year end: December 31

Date of reporting period: December 31, 2004

ITEM 1.	REPORTS TO STOCKHOLDERS. The Registrant’s annual report transmitted to limited partners pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

MORGAN STANLEY
INSTITUTIONAL FUND OF HEDGE FUNDS LP

Financial Statements with Report of Independent Registered Public Accounting Firm

For the Year Ended December 31, 2004

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Financial Statements with Report of

Independent Registered Public Accounting Firm

For the Year Ended December 31, 2004

Report of Independent Registered Public Accounting Firm

To the Partners and Board of Directors of

Morgan Stanley Institutional Fund of Hedge Funds LP

We have audited the accompanying statement of assets, liabilities and partners’ capital of Morgan Stanley Institutional Fund of Hedge Funds LP (the “Partnership”), including the schedule of investments, as of December 31, 2004, and the related statements of operations and cash flows for the year then ended, and the statements of changes in partners’ capital for each of the two years in the period then ended. These financial statements are the responsibility of the Partnership’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Partnership’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian, management of the investment funds and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Morgan Stanley Institutional Fund of Hedge Funds LP at December 31, 2004, the results of its operations and its cash flows for the year then ended, and the changes in its partners’ capital for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

New York, New York

February 21, 2005

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Statement of Assets, Liabilities and Partners’ Capital

December 31, 2004

Assets
Investments in investment funds, at fair value (cost $1,438,606,839)	$1,614,299,324
Cash and cash equivalents (cost $7,257,243)	7,257,243
Due from broker	37,068,700
Receivable for investments sold	61,654,065
Unrealized appreciation on swap contracts	2,916,423
Other assets	160,169

Total assets	1,723,355,924

Liabilities
Payable for partner redemptions	3,856,712
Management fee payable	1,576,948
Directors’ fee payable	23,494
Accrued expenses and other liabilities	483,840

Total liabilities	5,940,994

Net assets	$1,717,414,930

Partners’ capital
Represented by:
Net capital contributions	$1,538,806,022
Accumulated net unrealized appreciation on investments	178,608,908

Total partners’ capital	$1,717,414,930

The accompanying notes are an integral part of these financial statements and should be read in conjunction herewith.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Statement of Operations

For the Year Ended December 31, 2004

Investment income
Interest	$691,398

Expenses
Management fees	9,089,381
Withholding tax expense	828,405
Legal fees	647,132
Accounting and administration fees	558,163
Insurance expense	154,254
Directors’ fees	29,447
Other	330,904

Total expenses	11,637,686

Net investment loss	(10,946,288)

Realized and unrealized gain (loss) from investments:
Net realized gain from investments in investment funds	7,078,738
Net realized loss from purchased options	(3,016,375)
Net realized loss from swap contracts	(602,889)

Net realized gain from investments	3,459,474

Net change in unrealized appreciation on investments in investment funds	80,146,699
Net change in unrealized depreciation on purchased options	483,589
Net change in unrealized appreciation on swap contracts	1,625,178

Net change in unrealized appreciation on investments	82,255,466

Net realized and unrealized gain from investments	85,714,940

Net increase in partners’ capital resulting from operations	$74,768,652

The accompanying notes are an integral part of these financial statements and should be read in conjunction herewith.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Statements of Changes in Partners’ Capital

	General Partner	Limited Partners	Total
Partners’ capital at December 31, 2002	$24,875,055	$694,481,290	$719,356,345

For the year ended December 31, 2003
Increase / decrease in partners’ capital:
From operations
Net investment loss	(250,370)	(9,079,423)	(9,329,793)
Net realized gain from investments	238,377	8,634,245	8,872,622
Net unrealized appreciation on investments	2,651,516	93,152,183	95,803,699

Net increase in partners’ capital resulting from operations	2,639,523	92,707,005	95,346,528

From partners’ capital transactions
Proceeds from partner subscriptions	—	285,079,446	285,079,446
Payments for partner redemptions	—	(2,983,722)	(2,983,722)
Reallocation of performance incentive	5,747,835	(5,747,835)	—

Net increase in partners’ capital from capital transactions	5,747,835	276,347,889	282,095,724

Total increase in partners’ capital	8,387,358	369,054,894	377,442,252

Partners’ capital at December 31, 2003	$33,262,413	$1,063,536,184	$1,096,798,597

For the year ended December 31, 2004
Increase / decrease in partners’ capital:
From operations
Net investment loss	(265,080)	(10,681,208)	(10,946,288)
Net realized gain from investments	110,292	3,349,182	3,459,474
Net unrealized appreciation on investments	1,754,175	80,501,291	82,255,466

Net increase in partners’ capital resulting from operations	1,599,387	73,169,265	74,768,652

From partners’ capital transactions
Proceeds from partner subscriptions	—	565,540,272	565,540,272
Payments for partner redemptions	(8,775,000)	(10,917,591)	(19,692,591)
Reallocation of performance incentive	54,887	(54,887)	—

Net increase / decrease in partners’ capital from capital transactions	(8,720,113)	554,567,794	545,847,681

Total increase / decrease in partners’ capital	(7,120,726)	627,737,059	620,616,333

Partners’ capital at December 31, 2004	$26,141,687	$1,691,273,243	$1,717,414,930

The accompanying notes are an integral part of these financial statements and should be read in conjunction herewith.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Statement of Cash Flows

For the Year Ended December 31, 2004

Cash flows from operating activities
Net increase in partners’ capital from operations	$74,768,652
Adjustments to reconcile net increase in partners’ capital from operations to net cash used in operating activities:
Net realized gain from investments	(3,459,474)
Net unrealized appreciation on investments	(82,255,466)
Purchases of investment funds and options	(664,222,219)
Proceeds from sales of investments and swap transactions	158,681,179
Increase in receivable for investments sold	(34,874,833)
Increase in due from broker	(12,047,512)
Decrease in prepaid investments in investment funds	4,500,000
Increase in other assets	(89,400)
Increase in management fee payable	884,449
Increase in directors’ fee payable	12,119
Increase in accrued expenses and other liabilities	193,906

Net cash used in operating activities	(557,908,599)

Cash flows from financing activities
Proceeds from partner subscriptions	565,540,272
Payments for partner redemptions	(18,382,769)

Net cash provided by financing activities	547,157,503

Net decrease in cash and cash equivalents	(10,751,096)
Cash and cash equivalents at beginning of year	18,008,339

Cash and cash equivalents at end of year	$7,257,243

The accompanying notes are an integral part of these financial statements and should be read in conjunction herewith.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments

December 31, 2004

Description	First Acquisition Date	Cost	Fair Value	Percent of Investment Fund Held *	Percent of Partners’ Capital	First Available Redemption Date **	Liquidity ***
Investment Funds

Convertible Arbitrage
Alta Partners, L.P.	7/1/2002	$11,375,000	$14,917,741	8.85%	0.87%	N/A	Quarterly
KBC Convertible Opportunities Fund, L.P.	7/1/2002	21,000,000	25,124,868	22.62	1.46	N/A	Quarterly
Lydian Partners II, L.P.	7/1/2002	23,750,000	28,843,167	13.78	1.68	N/A	Quarterly
Triborough Partners, LLC	7/1/2002	8,250,000	7,770,488	20.17	0.45	N/A	Quarterly

Total Convertible Arbitrage		64,375,000	76,656,264		4.46

Credit Trading and Capital Structure Arbitrage
Artesian Credit Arbitrage Total Return Fund, L.P.	4/1/2004	20,000,000	20,601,565	13.85	1.20	N/A	Quarterly
Blue Mountain Credit Alternatives Fund, L.P.	6/1/2004	37,500,000	37,642,479	12.00	2.19	5/31/2005	Monthly
D.E. Shaw Laminar Fund, LLC	7/1/2002	28,750,000	50,426,715	24.17	2.94	N/A	Quarterly
Fir Tree Recovery Fund, L.P.	7/1/2002	15,500,000	22,797,075	7.00	1.33	N/A	2 Years
Hammerman Capital Partners (QP), L.P.	7/1/2002	8,500,000	14,004,299	9.35	0.82	N/A	Quarterly
KBC Credit Arbitrage Fund, L.P.	1/1/2003	10,000,000	12,250,401	6.28	0.71	N/A	Monthly
KBC Return Enhancement Fund, L.P.	9/1/2003	20,000,000	18,662,769	28.08	1.09	8/31/2005	Monthly
Mariner - Credit Risk Advisors Relative Value Fund, L.P.	9/1/2003	13,000,000	14,392,337	10.52	0.84	N/A	Quarterly
OZF Credit Opportunities Fund, L.P.	7/1/2002	20,750,000	30,706,058	21.41	1.78	N/A	Annually
Par IV Fund, L.P.	11/1/2004	12,000,000	12,363,617	19.52	0.72	12/31/2005	Quarterly
Pequot Credit Opportunities Fund, L.P.	7/1/2003	18,250,000	19,649,971	5.40	1.14	N/A	Quarterly
Solent Global Credit Fund, L.P.	11/1/2004	15,000,000	15,210,182	74.63	0.89	N/A	Quarterly
Trilogy Financial Partners, L.P.	1/1/2003	8,000,000	9,991,943	4.19	0.58	N/A	Quarterly

Total Credit Trading and Capital Structure Arbitrage		227,250,000	278,699,411		16.23

The accompanying notes are an integral part of these financial statements and should be read in conjunction herewith.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (continued)

December 31, 2004

Description	First Acquisition Date	Cost	Fair Value		Percent of Investment Fund Held *	Percent of Partners’ Capital	First Available Redemption Date **	Liquidity ***
Investment Funds (continued)

Fixed Income Arbitrage
Endeavour Fund I, LLC	3/1/2004	$24,450,000	$25,452,459		3.69%	1.48%	N/A	Quarterly
The Precept Domestic Fund II, L.P.	11/1/2004	20,971,155	20,660,581		33.35	1.20	12/31/2005	Quarterly
Vega Relative Value Fund Limited	7/1/2002	24,750,000	32,018,364		1.46	1.87	N/A	Monthly

Total Fixed Income Arbitrage		70,171,155	78,131,404			4.55

Long Only Distressed
Avenue Asia Investments, L.P.	7/1/2002	18,100,000	25,909,311		5.35	1.51	N/A	Annually
Avenue Europe Investments, L.P.	8/1/2004	18,000,000	18,806,629		9.26	1.10	9/30/2005	Quarterly
ORN European Distressed Debt Fund, LLC	11/1/2003	9,131,840	10,878,029		26.72	0.63	N/A	Quarterly

Total Long Only Distressed		45,231,840	55,593,969			3.24

Long-Short
Amici Associates, L.P.	5/1/2004	20,000,000	21,204,394		4.75	1.23	N/A	Quarterly
Atlas Capital (QP), L.P.	8/1/2004	17,000,000	17,437,257		8.60	1.02	9/30/2005	Quarterly
Bryn Mawr Capital, L.P.	10/1/2002	9,987,725	11,638,459		11.79	0.68	N/A	Quarterly
Delta Institutional, L.P.	3/1/2004	7,400,000	8,180,440		2.06	0.48	3/31/2005	Quarterly
Durban Capital, L.P.	7/1/2004	7,750,000	7,925,331		9.89	0.46	12/31/2005	Quarterly
Elm Ridge Capital Partners, L.P.	7/1/2004	4,000,000	4,196,054		0.72	0.24	6/30/2005	Quarterly
FrontPoint Healthcare Fund, L.P.	5/1/2003	22,000,000	23,670,007		4.57	1.38	N/A	Quarterly
Gotham Asset Management (U.S.), L.P.	8/1/2003	14,500,000	16,986,448		4.27	0.99	N/A	Annually
Intrepid Capital Fund (QP), L.P.	7/1/2004	13,500,000	13,828,385		2.37	0.81	6/30/2005	Quarterly
Karsch Capital II, L.P.	5/1/2004	21,000,000	22,471,003		5.55	1.31	6/30/2005	Quarterly
Lancer Partners, L.P.	7/1/2002	15,625,000	0	(a)	N/A	0.00	N/A	(b)
Lansdowne Global Financials Fund, L.P.	10/1/2004	21,000,000	22,331,352		69.32	1.30	9/30/2005	Monthly
Maverick Fund USA, Ltd.	7/1/2002	21,875,000	26,513,626		1.22	1.54	6/30/2005	3 Years
Satellite FS Hedged Equity Partners, L.P.	8/1/2004	6,000,000	6,375,149		7.23	0.37	7/31/2005	Annually
Tiger Consumer Partners, L.P.	9/1/2003	5,000,000	5,179,165		5.80	0.30	N/A	Quarterly

The accompanying notes are an integral part of these financial statements and should be read in conjunction herewith.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (continued)

December 31, 2004

Description	First Acquisition Date	Cost	Fair Value		Percent of Investment Fund Held *	Percent of Partners’ Capital	First Available Redemption Date **	Liquidity ***
Investment Funds (continued)
Long-Short (continued)
Tiger Technology, L.P.	1/1/2003	$6,500,000	$9,025,863		1.25%	0.52%	6/30/2006	Annually
Trivium Institutional Onshore Fund, L.P.	6/1/2004	27,058,189	27,518,046		24.50	1.60	5/31/2005	Monthly

Total Long-Short		240,195,914	244,480,979			14.23
Mortgage Arbitrage
Ellington Mortgage Partners, L.P.	7/1/2002	40,750,000	49,491,828		17.71	2.88	N/A	Annually
Highland Opportunity Fund, L.P.	8/1/2002	21,000,000	23,213,540		17.77	1.35	N/A	Quarterly
Metacapital Fixed Income Relative Value Fund, L.P.	7/1/2003	21,000,000	22,123,094		21.00	1.29	N/A	Quarterly
MKP Partners, L.P.	10/1/2004	41,000,000	41,358,100		15.00	2.41	9/30/2005	Quarterly
Parmenides Fund, L.P.	9/1/2003	38,000,000	40,137,920		19.07	2.34	N/A	Monthly
Safe Harbor Fund, L.P. (c)	7/1/2002	18,750,000	7,914,474	(a)	N/A	0.46	N/A	(b)
Smith Breeden Mortgage Partners, L.P.	12/1/2004	6,500,000	6,487,650		1.70	0.38	N/A	Quarterly
Structured Servicing Holdings, L.P.	7/1/2002	17,825,940	24,760,887		8.43	1.44	N/A	Monthly

Total Mortgage Arbitrage		204,825,940	215,487,493			12.55

Multi-Strategy
Amaranth Partners, LLC	11/1/2004	50,000,000	51,629,588		4.52	3.01	10/31/2005	Annually
AQR Absolute Return Instititutional Fund, L.P.	7/1/2002	24,750,000	27,260,343		3.29	1.59	N/A	Quarterly
Brevan Howard, L.P.	8/1/2004	23,000,000	23,517,719		6.11	1.37	7/31/2005	Monthly
Citadel Wellington LLC	7/1/2002	76,250,000	90,749,430		3.73	5.28	N/A	3 Years
Deephaven Market Neutral Fund, LLC	7/1/2002	33,000,000	41,661,834		4.30	2.43	N/A	Monthly
D.E. Shaw Oculus Fund, LLC	11/1/2004	34,000,000	36,925,534		15.00	2.15	N/A	Quarterly
HBK Fund, L.P.	7/1/2002	36,661,677	46,627,451		3.42	2.71	N/A	Quarterly
Jet Capital Arbitrage and Event Fund I, L.P.	1/1/2003	18,000,000	19,970,120		13.15	1.16	N/A	Quarterly
K Capital II, L.P.	1/1/2003	22,000,000	23,833,965		3.93	1.39	N/A	Annually
Nisswa Fund, L.P.	7/1/2002	8,536,895	8,203,445		17.13	0.48	N/A	Quarterly
Onyx Capital Fund, L.P.	4/1/2003	13,500,000	11,784,441		30.14	0.69	N/A	Quarterly

The accompanying notes are an integral part of these financial statements and should be read in conjunction herewith.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (continued)

December 31, 2004

Description	First Acquisition Date	Cost	Fair Value	Percent of Investment Fund Held *	Percent of Partners’ Capital	First Available Redemption Date **	Liquidity ***
Investment Funds (continued)

Multi-Strategy (continued)
OZ Domestic Partners, L.P.	7/1/2002	$37,500,000	$50,491,658	2.81%	2.94%	N/A	Annually
Q Funding III, L.P.	7/1/2002	9,912,040	17,306,905	9.38	1.01	6/30/2009 (d)	3 Years
Sagamore Hill Partners, L.P.	7/1/2002	41,750,000	46,561,576	8.62	2.71	N/A	Quarterly
Severn River Capital Partners, L.P.	8/1/2004	5,000,000	5,033,762	3.00	0.29	9/30/2005	Quarterly
Thales Fund, L.P.	7/1/2002	4,562,255	5,212,352	5.88	0.30	N/A	Quarterly
The Animi Fund, L.P.	10/1/2003	31,000,000	33,493,349	16.00	1.95	N/A	Monthly
Tiburon Fund, L.P.	8/1/2002	26,577,993	28,330,660	10.39	1.65	N/A	Quarterly

Total Multi-Strategy		496,000,860	568,594,132		33.11

Other Arbitrage
Laxey Investors, L.P.	9/1/2004	14,000,000	15,010,013	23.35	0.88	N/A	Monthly
Western Investment Hedged Partners, L.P.	11/1/2003	6,600,000	7,110,611	9.18	0.41	N/A	Monthly
Western Investment Institutional Partners, LLC	4/1/2004	2,000,000	2,117,513	3.42	0.12	3/31/2005	Monthly

Total Other Arbitrage		22,600,000	24,238,137		1.41

Risk Arbitrage
Empyrean Capital Fund, L.P.	7/1/2004	19,500,000	20,381,838	5.24	1.19	6/30/2005	Quarterly
ORN Event Fund LLC	7/1/2002	11,250,000	11,837,521	39.93	0.69	N/A	Quarterly

Total Risk Arbitrage		30,750,000	32,219,359		1.88

The accompanying notes are an integral part of these financial statements and should be read in conjunction herewith.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (continued)

December 31, 2004

Description	First Acquisition Date	Cost	Fair Value	Percent of Investment Fund Held *	Percent of Partners’ Capital	First Available Redemption Date **	Liquidity ***
Investment Funds (continued)
Statistical Arbitrage
IKOS, L.P. Equity Class	7/1/2002	$25,206,130	$28,280,450	35.30%	1.65%	6/30/2005	Quarterly
Ventus Fund Limited	1/1/2003	12,000,000	11,917,726	7.03	0.69	N/A	Monthly

Total Statistical Arbitrage		37,206,130	40,198,176		2.34
Total Investments in Investment Funds		1,438,606,839	1,614,299,324		94.00
Short-Term Investments
State Street Euro Dollar Time Deposit
1.75% due 01/03/05		7,257,243	7,257,243		0.42

Total Investments in Investment Funds, and Short-Term Investments		$1,445,864,082	1,621,556,567		94.42

Other Assets, less Liabilities			95,858,363		5.58

Total Partners’ Capital			$1,717,414,930		100.00%

Detailed information about the Investment Funds’ portfolios is not available.

*	May represent percentage ownership of a feeder investment fund, which in turn invests in a master investment fund.

**	From original investment date

***	Available frequency of redemptions after initial lock-up period

N/A	Initial lock-up period has either expired prior to December 31, 2004 or Investment Fund did not have an initial lock-up period.

(a)	Fair valued by the Adviser. See discussion in Note 2 to the financial statements.

(b)	Liquidity restricted. See discussion in Note 2 to the financial statements.

(c)	In liquidation. See discussion in Note 2 to the financial statements.

(d)	Based on an agreement with the underlying fund’s investment manager, if the investment becomes greater than 8% of the Partnership’s net assets, the Partnership may elect to redeem at the next available month-end date in an amount sufficient to bring the investment’s value to below 8% of the Partnership’s net assets.

The accompanying notes are an integral part of these financial statements and should be read in conjunction herewith.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (continued)

December 31, 2004

Strategy Allocation	Percent of Partners’ Capital
Multi-Strategy	33.11%
Credit Trading and Capital Structure Arbitrage	16.23
Long-Short	14.23
Mortgage Arbitrage	12.55
Fixed Income Arbitrage	4.55
Convertible Arbitrage	4.46
Long Only Distressed	3.24
Statistical Arbitrage	2.34
Risk Arbitrage	1.88
Other Arbitrage	1.41

Total Investments in Investment Funds	94.00%

The accompanying notes are an integral part of these financial statements and should be read in conjunction herewith.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements

For the Year Ended December 31, 2004

1.	Organization

Morgan Stanley Institutional Fund of Hedge Funds LP (the “Partnership”) was organized under the laws of the State of Delaware as a limited partnership on November 6, 2001 pursuant to a limited partnership agreement and commenced operations on July 1, 2002 pursuant to an Amended and Restated Agreement of Limited Partnership (as it may be amended, modified or otherwise supplemented from time to time, the “Agreement”). The Partnership is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Partnership’s investment objective is to seek capital appreciation principally through investing in investment funds (“Investment Funds”) managed by third-party Investment Managers who employ a variety of alternative investment strategies. Investments of the Partnership are selected opportunistically from a wide range of Investment Funds in order to create a broad-based portfolio of such Investment Funds while seeking to invest in compelling investment strategies and with promising Investment Managers at optimal times. The Partnership may seek to gain investment exposure to certain Investment Funds or to adjust market or risk exposure by entering into derivative transactions, such as total return swaps, options and futures.

The Partnership’s Board of Directors (the “Board”) provides broad oversight over the operations and affairs of the Partnership. A majority of the Board is comprised of persons who are independent with respect to the Partnership.

Morgan Stanley Alternative Investment Partners LP serves as the General Partner (the “General Partner”) of the Partnership subject to the ultimate supervision of, and subject to any policies established by, the Board. The General Partner has claimed an exclusion from the definition of commodity pool operator (“CPO”) with the National Futures Association (“NFA”) in connection with the Partnership. Morgan Stanley AIP GP LP serves as the Partnership’s investment adviser (the “Adviser”) and is responsible for providing day-to-day investment management services to the Partnership, subject to the supervision of the Board. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and has claimed an exemption from registration as a commodity trading adviser (“CTA”) with the NFA in connection with the Partnership. The General Partner and the Adviser are affiliates of Morgan Stanley. The Partnership has no fixed termination date and will continue unless the Partnership is otherwise terminated under the terms of the Agreement.

Limited partnership interests of the Partnership (the “Interests”) are generally issued at the beginning of each calendar quarter, unless otherwise determined at the discretion of the General Partner. Additional subscriptions for Interests by eligible investors are accepted into the Partnership at net asset value. The Partnership may from time to time offer to repurchase Interests (or portions of them) at net asset value pursuant to written tender made by a limited partner of the Partnership (a “Limited Partner”). Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board in its sole discretion.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (continued)

1.	Organization (continued)

It is anticipated that each repurchase offer by the Partnership will be made with respect to Interests representing 5%-25% of the current net asset value of the Partnership. It is also anticipated that, subject to the approval of the Board, the Partnership will make such offers to repurchase Interests (or portions of them) from Limited Partners quarterly on each March 31, June 30, September 30 and December 31 (or, if any such date is not a business day, on the immediately preceding business day). In general, the Partnership will initially pay at least 90% of the estimated value of the repurchased Interests (or portions of them) to Limited Partners within 30 days after the value of the Interests to be repurchased is determined; the remaining amount will be paid out promptly after completion of the Partnership’s year end audit.

2.	Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Partnership in preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the General Partner to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including the estimated fair value of investments. Actual results could differ from those estimates.

Portfolio Valuation

The net asset value of the Partnership will be determined as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

At December 31, 2004, 97.16% of the Partnership’s portfolio was comprised of investments in Investment Funds. Of the remainder of the portfolio, 2.40%, based on the notional value, was invested in total return equity swaps (see Note 5), and 0.44% in a Eurodollar time deposit. The Board has approved procedures pursuant to which the Partnership values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Partnership’s pro rata interest in the net assets of each such Investment Fund, as supplied by the Investment Fund’s investment manager from time to time, usually monthly. Such valuations are net of management and performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements and offering memoranda. The Partnership’s investments in Investment Funds are subject to the terms and conditions of the respective

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Portfolio Valuation (continued)

operating agreements and offering memoranda, as appropriate. Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its fair value, the Adviser will determine, in good faith, the fair value of the Investment Fund under procedures adopted by the Board and subject to Board supervision. In accordance with the Agreement, the Adviser values the Partnership’s assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Partnership investments may differ significantly from the values that would have been used had a ready market for the investments held by the Partnership been available. Lancer Partners, L.P. (“Lancer”), an Investment Fund, was fair valued in good faith by the Adviser at December 31, 2004 at a value of $0 representing 0.00% of partners’ capital. The manager of Lancer has failed to deliver audited financial statements for 2001, 2002 and 2003 for Lancer. In February 2003, the General Partner initiated a legal action against Lancer and its manager in the Superior Court of the State of Connecticut for access to the full books and records of Lancer. Subsequently, Lancer filed a petition for reorganization under Chapter 11 of the U.S. Bankruptcy Code. The General Partner is a member of the creditors committee formed as part of that proceeding. On July 8, 2003, the SEC instituted a civil action against Lancer, Lancer Management Group, LLC, Lancer Management Group II, LLC (Lancer’s general partner and fund manager, referred to with Lancer Management Group, LLC as “Lancer Management”), Michael Lauer (the principal of Lancer Management) as well as against other entities affiliated with Lauer. The SEC alleges that Lauer and Lancer Management made fraudulent misrepresentations to investors by, among other things, overstating the value of the funds and manipulating the price of shares of some of the companies in which Lancer invested. The SEC obtained a temporary restraining order which appointed a receiver for Lancer Management and granted other relief against Lancer Management and Lauer, while deferring to the bankruptcy court with respect to Lancer. Subsequently, the SEC receiver advised the bankruptcy court that it was now in control of Lancer, that Lauer would not be contesting the preliminary injunction sought by the SEC, and that Lauer had agreed not to take any further action with respect to Lancer. It is anticipated that the receiver will evaluate the financial status of Lancer and, in consultation with the creditor and equity committees in the bankruptcy proceeding, propose a plan for winding up Lancer. The Partnership will continue to pursue its rights with regard to the bankruptcy action. The investment in Safe Harbor Fund, L.P. (“Safe Harbor”), an Investment Fund formerly managed by Beacon Hill Asset Management LLC and currently managed by Ellington Management Group, L.L.C., with a value of $7,914,474 representing 0.46% of partners’ capital, was in liquidation at December 31, 2004. The fair value of Safe Harbor has been determined based on information provided by Safe Harbor’s administrator consistent with the methodology approved by Safe Harbor’s Board of Directors. Safe Harbor’s fair value does not reflect any potential liabilities associated with either the liquidation of Safe Harbor or any pending action against Safe Harbor, its former investment advisor or any party with a potential indemnification claim against Safe Harbor.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Income Recognition and Expenses

The Partnership recognizes interest income on an accrual basis. Income, expenses and realized and unrealized gains and losses are recorded monthly. The change in Investment Funds’ net asset value is included in net change in unrealized appreciation on investments in Investment Funds on the Statement of Operations. Redemptions received, whether in the form of cash or securities, are applied as a reduction of the Investment Fund’s cost and realized gain (loss) on investments in Investment Funds on a pro-rata basis.

Net profits or net losses of the Partnership for each of its fiscal periods are allocated among and credited to or debited against the capital accounts of all Limited Partners and the General Partner (collectively, the “Partners”) as of the last day of each month in accordance with the Partners’ investment percentages as of the first day of each month. Net profits or net losses are measured as the net change in the value of the net assets of the Partnership, including any net change in unrealized appreciation or depreciation on investments, income, net of accrued expenses, and realized gains or losses, before giving effect to any repurchases by the Partnership of Interests or portions of Interests.

Cash and Cash Equivalents

The Partnership treats all highly liquid financial instruments that have original maturities within three months of acquisition as cash equivalents. Cash equivalents are valued at cost plus accrued interest, which approximates fair value. All cash is invested overnight in a short-term time deposit with the Partnership’s custodian, State Street Bank and Trust Company.

Income and Withholding Taxes

No provision for federal, state, or local income taxes is provided in the financial statements. In accordance with the Internal Revenue Code of 1986, as amended, the Limited Partners and General Partner (collectively, the “Partners”) are to include their respective share of the Partnership’s realized profits or losses in their individual tax returns.

For the year ended December 31, 2004, in accordance with the accounting guidance provided in the AICPA Audit and Accounting Guide, “Audits of Investment Companies,” the Partnership reclassified $10,946,288 and $3,459,474 from accumulated net investment loss and accumulated net realized gain, respectively, to net capital contributions. This reclassification was to reflect, as an adjustment to net capital contributions, the amounts of taxable income or loss that have been allocated to the Partners and had no effect on net assets.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Income and Withholding Taxes (continued)

The Partnership is required to withhold U.S. tax from amounts allocable to its foreign partners that are effectively connected with a business within the United States and to remit those amounts to the Internal Revenue Service. The rate of withholding is generally the rate at which the particular foreign partner is subject to U.S. federal income tax. The foreign partners are obligated to indemnify the Partnership for any taxes that the Partnership is required to withhold as well as any interest or penalties. During the year ended December 31, 2004, the Partnership withheld and paid taxes of $828,405, which is included in withholding tax expense on the Statement of Operations. This amount was specifically allocated from capital accounts of the foreign partners who incurred the withholding.

Limitation of Limited Partner Liability

Generally, except as provided under applicable law or under the Agreement, a Limited Partner shall not be liable for the Partnership’s debts, obligations and liabilities in any amount in excess of the capital account balance of such Limited Partner, plus such Limited Partner’s share of undistributed profits and assets. Subject to applicable law, a Limited Partner may be obligated to return to the Partnership certain amounts distributed to the Limited Partner.

Contractual Obligations

The Partnership enters into contracts that contain a variety of indemnifications. The Partnership’s maximum exposure under these arrangements is unknown. However, the Partnership has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.	Management Fee, Performance Incentive, Related Party Transactions and Other

Effective November 1, 2004, under the terms of the Investment Advisory Agreement, as amended, between the Adviser and the Partnership, the Adviser receives a management fee for services provided to the Partnership, calculated and paid monthly at a rate of 0.046% (0.55% on an annualized basis) of the Partnership’s net assets as of the end of business on the last business day of each month, before adjustment for any redemptions effective on that day. Prior to November 1, 2004, the management fee was calculated and paid at a monthly rate of 0.063% (0.75% on an annualized basis). For the year ended December 31, 2004, the Partnership incurred management fees of $9,089,381, of which $1,576,948 was payable to the Adviser as of December 31, 2004.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (continued)

3.	Management Fee, Performance Incentive, Related Party Transactions and Other (continued)

Effective November 1, 2004, under the terms of the Agreement, as amended, the General Partner’s “Performance Incentive” for each Incentive Period, as defined in the Agreement, is equal to 10% of the amount, if any, of: (1) the net profits allocated to each Limited Partner’s capital account for the Incentive Period in excess of any net losses so allocated for such Incentive Period; above (2) the greater of (a) the Limited Partner’s Hurdle Rate Amount (as defined below) for the Incentive Period or (b) the Loss Carryforward Amount(s), as defined in the Agreement, applicable to the Limited Partner’s capital account. Prior to November 1, 2004, the rate used in calculating the Performance Incentive was 15%. With respect to each Limited Partner for each Incentive Period, the Performance Incentive allocated to the General Partner initially will not exceed 1.75% of the Limited Partner’s ending capital account balance for that Incentive Period, as determined prior to the deduction of the Performance Incentive.

The Partnership’s “Hurdle Rate” for a given Incentive Period is initially equal to 5% per annum plus the rate of return achieved by the Citi Three-Month U.S. Treasury Bill Index over the same Incentive Period. A Limited Partner’s “Hurdle Rate Amount” for a given Incentive Period is equal to the Hurdle Rate calculated for a given Incentive Period multiplied by the Limited Partner’s capital account balance as of the beginning of that Incentive Period. The Hurdle Rate is not cumulative and resets for each Incentive Period at the beginning of each such Incentive Period. The Performance Incentive will be debited from each Partner’s capital account and credited to the General Partner’s capital account at the end of each such Incentive Period. During the years ended December 31, 2004 and December 31, 2003, the Performance Incentive earned was $54,877 and $5,747,835, respectively.

State Street Bank and Trust Company (the “Administrator”) provides administrative services to the Partnership under an Administrative Services Agreement. Under the Administrative Services Agreement, the Administrator is paid a fee computed and payable monthly at an annual rate of 0.0650% of the Partnership’s average monthly net assets. In addition, the Partnership is charged for certain reasonable out-of-pocket expenses incurred by the Administrator on its behalf.

State Street Bank and Trust Company also serves as the custodian for the Partnership. Custody fees are payable monthly based on assets held in custody and investment purchases and sales activity, plus reimbursement for certain reasonable out-of-pocket expenses.

At December 31, 2004, there was one Limited Partner, unaffiliated with Morgan Stanley, with a capital balance that represented approximately 60% of the Partnership’s capital and another Limited Partner, unaffiliated with Morgan Stanley, that invested in the Partnership indirectly through a related limited partnership, that had a capital balance that represented approximately 15% of the Partnership’s capital.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (continued)

4.	Investments in Investment Funds

As of December 31, 2004, the Partnership invested primarily in Investment Funds, none of which were affiliates of Morgan Stanley. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds’ managers/general partners in the form of management fees ranging from 0.0% to 2.5% annually of net assets and performance incentive fees/allocations ranging from 15% to 25% of net profits earned.

At December 31, 2004, approximately 1.53% of the Partnership’s capital was invested in Investment Funds with lock-ups extending beyond one year from December 31, 2004.

For the year ended December 31, 2004, aggregate purchases and proceeds of sales of Investment Funds were $662,229,344 and $159,379,262, respectively.

The cost of investments for Federal income tax purposes is adjusted for items of taxable income or loss allocated to the Partnership from the Investment Funds. The allocated taxable income or loss is reported to the Partnership by the Investment Funds on Schedules K-1. The Partnership has not yet received all such Schedules K-1 for the year ended December 31, 2004.

5.	Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Partnership invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, written option contracts, and equity swaps. The Partnership’s risk of loss in these Investment Funds is limited to the value of these investments as reported by the Partnership.

Options

The Partnership may utilize options and so-called “synthetic” options written by broker-dealers or other permissible financial intermediaries. Options transactions may be effected on securities exchanges or in the over-the-counter market. Options are valued based on market values provided by dealers. When options are purchased over-the-counter, the Partnership bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and, in such cases, the Adviser may have difficulty closing out the Partnership’s position. Over-the-counter options also may include options on “baskets” of specific securities.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (continued)

5.	Financial Instruments with Off-Balance Sheet Risk (continued)

Options (continued)

The Partnership may purchase call and put options on specific securities for hedging purposes in pursuing its investment objectives. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option.

The Partnership may purchase call and put options on stock indices listed on national securities exchanges or traded in the over-the-counter market for hedging purposes and non-hedging purposes in seeking to achieve its investment objectives. A stock index fluctuates with changes in the market values of the stocks included in the index. Successful use of options on stock indexes will be subject to the Adviser’s ability to predict correctly movements in the direction of the stock market generally or of a particular industry or market segment, which requires different skills and techniques from those involved in predicting changes in the price of individual stocks. There were no option contracts outstanding as of December 31, 2004.

Swap Agreements

The Partnership may enter into equity, interest rate, index and currency rate swap agreements. These transactions will be undertaken in an attempt to obtain a particular return when the Adviser determines appropriate, possibly at a lower cost than if the Partnership had invested directly in the investment or instrument. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” that is, the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular non-U.S. currency, in the value of an Investment Fund, or in a “basket” of securities representing a particular index. Effective January 1, 2004, the Partnership adopted the method of accounting for interim payments on swap contracts in accordance with clarification provided by the SEC to registered investment companies. The change in value of swaps, including the periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses in the Statement of Operations. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets, Liabilities and Partners’ Capital. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (continued)

5.	Financial Instruments with Off-Balance Sheet Risk (continued)

Swap Agreements (continued)

Most swap agreements entered into by the Partnership require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

Swaps are valued based on market values provided by dealers. The Partnership is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Partnership is contractually obligated to make. If the other party to a swap defaults, the Partnership’s risk of loss consists of the net amount of payments that the Partnership contractually is entitled to receive, which may be different than the amounts recorded on the Statement of Assets, Liabilities and Partners’ Capital.

The unrealized appreciation/depreciation, rather than the contract amount, represents the approximate future cash to be received or paid, respectively.

As of December 31, 2004, the following swap contracts were outstanding:

Notional Amount	Maturity Date	Description	Unrealized Appreciation

$25,000,000	*	Agreement with UBS AG, London Branch, dated 8/01/02 to receive the total return of the Series B Investment Class shares of Anova Fund Ltd. in exchange for an amount to be paid quarterly, equal to the LIBOR rate plus 0.33%.	$1,595,243

$12,000,000	*	Agreement with UBS AG, London Branch, dated 1/02/04 to receive the total return of the Series D Investment Class shares of The Carrousel Fund Ltd. in exchange for an amount to be paid quarterly, equal to the LIBOR rate plus 0.33%.	$1,321,180

			$2,916,423

*	Perpetual maturity. Resets quarterly.

Cash for the full notional amount has been deposited with the counterparty and is included in “Due from broker” in the Statement of Assets, Liabilities and Partners’ Capital.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (continued)

6.	Financial Highlights

The following represents ratios to average Limited Partners’ capital and other supplemental information for Limited Partners. The calculations below are not annualized.

	For the Year Ended December 31, 2004		For the Year Ended December 31, 2003	For the Period From July 1, 2002 (a) to December 31, 2002
Total return – prior to Performance Incentive	5.58%		10.61%	(0.67)%
Performance Incentive	0.00	% (c)	(0.67)%	(0.00	)%(c)
Total return – net of Performance Incentive (b)	5.58%		9.94%	(0.67)%

Ratio of total expenses to average Limited Partners’ Capital (d)(e)	0.92%		1.04%	0.55%
Performance Incentive to average Limited Partners’ Capital	0.00	%(c)	0.63%	0.00	%(c)
Ratio of total expenses and Performance Incentive to average Limited Partners’ Capital (d)(e)	0.92%		1.67%	0.55%

Ratio of net investment loss to average Limited Partners’ Capital (d)(e)(f)	(0.87)%		(0.99)%	(0.51)%
Portfolio turnover	13%		13%	5%
Net assets at end of the period (000s)	$1,717,415		$1,096,799	$719,356

(a)	Commencement of operations.

(b)	Total return assumes a purchase of an interest in the Partnership at the beginning of the period indicated and a sale of the Partnership interest on the last day of the period indicated, after Performance Incentive, if any, to the General Partner, and does not reflect the impact of placement fees, if any, incurred when subscribing to the Partnership. Total return is not annualized for the period from July 1, 2002 to December 31, 2002.

(c)	Impact of Performance Incentive represented less than 0.005%.

(d)	Ratios do not reflect the Partnership’s proportionate share of the income and expenses of the Investment Funds.

(e)	As of January 1, 2004, the Partnership adopted the method of accounting for interim payments on swap contracts in accordance with clarification provided by the SEC to registered investment companies. The Partnership has reclassified interim payments made under total return swap agreements. These interim payments are reflected within net realized loss and net change in unrealized appreciation on swap contracts on the Statement of Operations; however prior to January 1, 2004, these interim payments were reflected within interest expense on the Statement of Operations. The effect of this change for the year ended December 31, 2004 was to decrease the ratio of net investment loss to average Limited Partners’ Capital and to decrease the ratio of total expenses to average Limited Partners’ Capital by 0.05% and 0.05%, respectively.

(f)	Excludes impact of Performance Incentive.

Total return and the ratios to average Limited Partners’ Capital are calculated for the Limited Partner class taken as a whole for the year ended December 31, 2004. An individual investor’s return and ratios may vary from these returns and ratios based on the timing of capital transactions and withholding tax allocation.

7.	Subsequent Events

From January 1, 2005 through February 21, 2005, the Partnership accepted and received approximately $58 million in additional contributions.

Effective March 1, 2005, the Partnership’s minimum initial investment will increase to $25 million.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

A copy of (1) the Partnership’s policies and procedures with respect to the voting of proxies relating to the Partnership’s Investment Funds; and (2) how the Partnership voted proxies relating to Investment Funds during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling the Partnership at 1-888-322-4675. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedule (Unaudited)

The Partnership also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Partnership’s first and third fiscal quarters on Form N-Q. The Partnership’s Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Partnership’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling the Partnership at 1-888-322-4675.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Information Concerning Directors and Officers (Unaudited)

Name, Address and Age	Position(s) Held with the Partnership	Term of Office/ Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios Overseen Within the Complex ***	Other Directorships Held Outside the Complex
Independent Directors
Michael Bozic (63) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 919 Third Avenue New York, NY 10022-3902	Director	Director since July 2003	Private Investor; Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	197	None

Edwin J. Garn (72) 1031 N. Chartwell Court Salt Lake City, UT 84103	Director	Director since July 2003	Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp.; formerly Managing Director of Summit Ventures LLC (2000-2004), United States Senator (R-Utah)(1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985) and Vice Chairman, Huntsman Corporation (chemical company).	197	Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and The Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (70) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 919 Third Avenue New York, NY 10022-3902	Director	Director since July 2003	Retired; Director or Trustee of the Retail Funds (since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	197	Director of the PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of the Field Museum of Natural History; director of various other business and charitable organizations.

*	This is the earliest date the Director began serving the Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.

**	The dates referenced below indicating commencement of service as Director for the Retail Funds and the Institutional Funds reflect the earliest date the Director began serving the Retail or Institutional Funds as applicable.

***	The Complex includes all funds that have an investment advisor that is an affiliated entity of Morgan Stanley Investment Management Inc. (“MSIM”), Morgan Stanley Investment Advisors Inc. (“MSIA”) and Morgan Stanley AIP GP LP. The Retail Funds are those funds advised by MSIA. The Institutional Funds are certain U.S. registered funds advised by MSIM and Morgan Stanley AIP GP LP.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Information Concerning Directors and Officers (Unaudited)

Name, Address and Age	Position(s) Held with the Partnership	Term of Office/ Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios Overseen Within the Complex ***	Other Directorships Held Outside the Complex
Dr. Manuel H. Johnson (55) c/o Johnson Smick International, Inc. 2099 Pennsylvania Avenue, NW Suite 950 Washington, D.C. 20006	Director	Director since July 2003	Senior Partner, Johnson Smick International, Inc., a consulting firm; Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly, Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	197	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holdings company).

Joseph J. Kearns (62) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Director	Director since August 1994	President, Kearns & Associates LLC (investment consulting); Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly, CFO of The J. Paul Getty Trust.	198	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation and the UCLA Foundation.

Michael Nugent (68) c/o Triumph Capital, L.P. 445 Park Avenue, 10th Floor New York, NY 10022	Director	Director since July 2001	General Partner of Triumph Capital, L.P., a private investment partnership; Chairman of the Insurance Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly, Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	197	Director of various business organizations.

Fergus Reid (72) c/o Lumelite Plastics Corporation 85 Charles Coleman Blvd. Pawling, NY 12564	Director	Director since June 2002	Chairman of Lumelite Plastics Corporation; Chairman of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	198	Trustee and Director of certain investment companies in the J.P. Morgan Funds complex managed by J.P. Morgan Investment Management Inc.

*	This is the earliest date the Director began serving the Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.

**	The dates referenced below indicating commencement of service as Director for the Retail Funds and the Institutional Funds reflect the earliest date the Director began serving the Retail or Institutional Funds as applicable.

***	The Complex includes all funds that have an investment advisor that is an affiliated entity of Morgan Stanley Investment Management Inc. (“MSIM”), Morgan Stanley Investment Advisors Inc. (“MSIA”) and Morgan Stanley AIP GP LP. The Retail Funds are those funds advised by MSIA. The Institutional Funds are certain U.S. registered funds advised by MSIM and Morgan Stanley AIP GP LP.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Information Concerning Directors and Officers (Unaudited)

Name, Address and Age	Position(s) Held with the Partnership	Term of Office/ Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios Overseen Within the Complex ***	Other Directorships Held Outside the Complex
Interested Directors

Charles A. Fiumefreddo (71) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two 3rd Floor Jersey City, NJ 07311	Chairman and Director of the Board	Chairman of the Board and Director since July 2003	Chairman and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); formerly, Chief Executive Officer of the Retail Funds (until September 2002).	197	None

James F. Higgins (56) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two 2nd Floor Jersey City, NJ 07311	Director	Director since July 2003	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of Morgan Stanley Distributors Inc. and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	197	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Director began serving the Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.

**	The dates referenced below indicating commencement of service as Director for the Retail Funds and the Institutional Funds reflect the earliest date the Director began serving the Retail or Institutional Funds as applicable.

***	The Complex includes all funds that have an investment advisor that is an affiliated entity of Morgan Stanley Investment Management Inc. (“MSIM”), Morgan Stanley Investment Advisors Inc. (“MSIA”) and Morgan Stanley AIP GP LP. The Retail Funds are those funds advised by MSIA. The Institutional Funds are certain U.S. registered funds advised by MSIM and Morgan Stanley AIP GP LP.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Information Concerning Directors and Officers (Unaudited)

Name, Address and Age	Position(s) Held with the Partnership	Term of Office/ Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Officers

Mitchell M. Merin (51) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas 33rd Floor New York, NY 10020	President	President Since July 2003	President and Chief Operating Officer of Morgan Stanley Investment Management Inc.; President, Director and Chief Executive Officer of Morgan Stanley Investment Advisors, Inc. and Morgan Stanley Services Company Inc.; Chairman and Director of Morgan Stanley Distributors Inc.; Chairman and Director of Morgan Stanley Trust; Director of various Morgan Stanley subsidiaries; President of the Institutional Funds (since July 2003) and President of the Retail Funds (since May 1999); Director (since July 2003) and President (since December 2002) of the Van Kampen Closed-End Funds; Trustee (since May 1999) and President (since October 2002) of the Van Kampen Open-End Funds.

Ronald E. Robison (66) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas 34th Floor New York, NY 10020	Executive Vice President and Principal Executive Officer	Executive Vice President and Principal Executive Officer since July 2003	Principal Executive Officer of Funds in the Fund complex since May 2003; Managing Director of Morgan Stanley & Co. Incorporated, Morgan Stanley and Morgan Stanley Investment Management Inc.; Managing Director, Chief Administrative Officer and Director of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Chief Executive Officer and Director of Morgan Stanley Trust; Managing Director and Director of Morgan Stanly Distributors Inc.; Executive Vice President and Principal Executive Officer of the Retail Funds (since April 2003) and the Institutional Funds (since July 2003); Director of Morgan Stanley SICAV (since May 2004); previously President and Director of the Retail Funds (March 2001-July 2003), and Chief Global Operations Officer and Managing Director of Morgan Stanley Investment Management Inc.

Barry Fink (50) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas 22nd Floor New York, NY 10020	Vice President	Vice President since July 2003	General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), Secretary (since February 1997) and Director (since July 1998) of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Vice President of the Retail Funds; Assistant Secretary of Morgan Stanley DW Inc.; Vice President of the Institutional Funds (since July 2003); Managing Director, Secretary, and Director of Morgan Stanley Distributors Inc.; previously Secretary of the Retail Funds and General Counsel (February 1997-April 2004) of the Retail Funds; Vice President and Assistant General Counsel of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc. (February 1997-December 2001).

Joseph J. McAlinden (61) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas 33rd Floor New York, NY 10020	Vice President	Vice President since July 2003	Managing Director and Chief Investment Officer of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Investment Management Inc.; Director of Morgan Stanley Trust, Chief Investment Officer of the Van Kampen Funds; Vice President of the Institutional Funds (since July 2003) and the Retail Funds (since July 1995).

Amy R. Doberman (42) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas 22nd Floor New York, NY 10020	Vice President	Vice President since July 2004	Managing Director and General Counsel, U.S. Investment Management; Managing Director of the Investment Manager and Morgan Stanley Investment Advisor Inc.; Vice President of the Institutional and Retail Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); previously, Managing Director and General Counsel - Americas, UBS Global Asset Management (July 2000-July 2004) and General Counsel, Aeltus Investment Management, Inc. (January 1997-July 2000).

Carsten Otto (41) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas 22nd Floor New York, NY 10020	Chief Compliance Officer	Chief Compliance Office since 2004	Executive Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Executive Director of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Investment Management Inc.; formerly Assistant Secretary and Assistant General Counsel of the Morgan Stanley Retail Funds.

*	This is the date the Officer began serving the Institutional Funds. Each Officer serves an indefinite term, until his or her successor is elected.

**	The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Information Concerning Directors and Officers (Unaudited)

Name, Address and Age	Position(s) Held with the Partnership	Term of Office/ Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Officers

Stefanie V. Chang (38) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas 22nd Floor New York, NY 10020	Vice President	Vice President since December 1997	Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc.; Vice President of the Institutional Funds and the Retail Funds; formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance US LLP).

Cory Pulfrey (45) Morgan Stanley Alternative Investment Partners LP One Tower Bridge 100 Front Street, Suite 1100 West Conshohocken, PA 19428	Vice President	Vice President since 2003

Managing Director of Morgan Stanley Investment Management Inc. and Morgan Stanley Alternative Investments Inc.; Lead Portfolio Manager for the Private Markets Portfolios; Formerly, Managing Director of the Weyerhaeuser Pension Fund Investment

Group.

James W. Garrett (35) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas 34th Floor New York, NY 10020	Treasurer and Chief Financial Officer	Treasurer since February 2002; CFO since July 2003	Executive Director of Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc.; Treasurer and Chief Financial Officer of the Institutional Funds; Previously with PriceWaterhouse LLP (now PriceWaterhouseCoopers LLP).

Noel Langlois (35) Morgan Stanley Alternative Investment Partners LP One Tower Bridge 100 Front Street, Suite 1100 West Conshohocken, PA 19428	Assistant Treasurer	Treasurer from 2002 to 2003 Assistant Treasurer since 2003	Executive Director of Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc. and officer of various unregistered investment vehicles managed by Morgan Stanley Investment Management Inc.

Mary E. Mullin (37) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas 22nd Floor New York, NY 10020	Secretary	Secretary since June 1999	Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc.; Secretary of the Institutional Funds and (since July 2003) the Retail Funds; formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*	This is the date the Officer began serving the Institutional Funds. Each Officer serves an indefinite term, until his or her successor is elected.

**	The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, Pennsylvania 19428

Directors

Charles A. Fiumefreddo, Chairman of the Board and Director

Michael Bozic

Edwin J. Garn

Wayne E. Hedien

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael Nugent

Fergus Reid

Officers

Mitchell M. Merin, President

Ronald E. Robison, Executive Vice President and Principal Executive Officer

Joseph J. McAlinden, Vice President

Barry Fink, Vice President

Stefanie Chang Yu, Vice President

Cory Pulfrey, Vice President

Amy R. Doberman, Vice President

Carsten Otto, Chief Compliance Officer

James W. Garrett, Treasurer and Chief Financial Officer

Noel Langlois, Assistant Treasurer

Mary E. Mullin, Secretary

Investment Adviser

Morgan Stanley AIP GP LP

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, Pennsylvania 19428

Administrator, Custodian, Fund Accounting Agent and Escrow Agent

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02116

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, New York 10036

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019

ITEM 2.	CODE OF ETHICS.

(a)	The Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b)	No information need be disclosed pursuant to this paragraph.

(c)	The Registrant has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase “to the detriment of the Fund.”

(d)	The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e)	Not applicable.

(f)

(1)	The Registrant’s Code of Ethics is attached hereto as Exhibit A.

(2)	Not applicable.

(3)	Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Directors has determined that it has two “audit committee financial experts” serving on its audit committee, each of whom are “independent” Directors. Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

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ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2004
	Registrant		Covered Entities(1)
Audit Fees	$54,080		N/A

Non-Audit Fees
Audit-Related Fees	$0		$115,000	(2)
Tax Fees	$18,375	(3)	$100,829	(4)
All Other Fees	$0		$60,985	(6)
Total Non-Audit Fees	$18,375		$276,814

Total	$72,455		$276,814

2003
	Registrant		Covered Entities(1)
Audit Fees	$51,500		N/A

Non-Audit Fees
Audit-Related Fees	$0		$93,000	(2)
Tax Fees	$17,500	(3)	$163,414	(5)
All Other Fees	$0		$341,775	(6)
Total Non-Audit Fees	$17,500		$598,189

Total	$69,000		$598,189

N/A- Not applicable, as not required by Item 4.

(1)	Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)	Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

(3)	Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant’s tax return.

(4)	Tax Fees represent tax advice services provided to Covered Entities, including research and identification of Passive Foreign Investment Company entities and assistance in obtaining a private letter ruling.

(5)	Tax Fees represent tax advice services provided to Covered Entities, including research and identification of Passive Foreign Investment Company entities.

(6)	All Other Fees represent attestation services provided in connection with performance presentation standards.

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(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,1

A.	Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

[1]	This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

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B.	Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

C.	Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

D.	Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

E.	Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax

4

advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

F.	All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

G.	Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

H.	Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

5

I.	Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

J.	Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)	Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

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(f)	Not applicable.

(g)	See table above.

(h)	The audit committee of the Board of Directors has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable to the Registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS. Refer to Item 1.

7

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. The Proxy Voting Policies and Procedures of the Fund and its investment adviser are as follows:

MORGAN STANLEY INVESTMENT MANAGEMENT

PROXY VOTING POLICY AND PROCEDURES

I.	POLICY STATEMENT

Introduction – Morgan Stanley Investment Management’s (“MSIM”) policy and procedures for voting proxies (“Proxy Voting Policy and Procedures”) with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which a MSIM entity has authority to vote proxies. The policy and procedures and general guidelines in this section will be reviewed and, updated, as necessary, to address new or revised proxy voting issues. The MSIM entities covered by these policies and procedures currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Morgan Stanley Hedge Fund Partners GP LP, Morgan Stanley Hedge Fund Partners LP, Van Kampen Asset Management, and Van Kampen Advisors Inc. (each an “MSIM Affiliate” and collectively referred to as the “MSIM Affiliates”).

Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds) (collectively referred to as the “MSIM Funds”), each MSIM Affiliate will vote proxies pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors or Trustees of the MSIM Funds. A MSIM Affiliate will not vote proxies if the “named fiduciary” for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the Investment Management or Investment Advisory Agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will, in a prudent and diligent manner, vote proxies in the best interests of clients, including beneficiaries of and participants in a client’s benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-term investment returns (“Client Proxy Standard”). In certain situations, a client or its fiduciary may provide a MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client’s policy unless to do so would be inconsistent with applicable laws or regulations or the MSIM Affiliate’s fiduciary responsibility.

Proxy Research Services – To assist the MSIM Affiliates in their responsibility for voting proxies and the overall global proxy voting process, Institutional Shareholder Services (“ISS”) and the Investor Responsibility Research Center (“IRRC”) have been retained as experts in the proxy voting and corporate governance area. ISS and IRRC are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to MSIM Affiliates include in-depth research, global issuer analysis, and voting recommendations. While the MSIM Affiliates may review and utilize the ISS recommendations in making proxy voting decisions, they are in no way obligated to follow the ISS recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping. MSIM’s Proxy Review Committee (see Section IV.A. below) will carefully monitor and supervise the services provided by the proxy research services.

8

Voting Proxies for Certain Non-US Companies – While the proxy voting process is well established in the United States and other developed markets with a number of tools and services available to assist an investment manager, voting proxies of non-US companies located in certain jurisdictions, particularly emerging markets, may involve a number of problems that may restrict or prevent a MSIM Affiliate’s ability to vote such proxies. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person, (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate the MSIM Affiliate’s voting instructions. As a result, clients’ non-U.S. proxies will be voted on a best efforts basis only, after weighing the costs and benefits to MSIM’s clients of voting such proxies, consistent with the Client Proxy Standard. ISS has been retained to provide assistance to the MSIM Affiliates in connection with voting their clients’ non-US proxies.

II.	GENERAL PROXY VOTING GUIDELINES

To ensure consistency in voting proxies on behalf of its clients, MSIM Affiliates will follow (subject to any exception set forth herein) these Proxy Voting Policies and Procedures, including the guidelines set forth below. These guidelines address a broad range of issues, including board size and composition, executive compensation, anti-takeover proposals, capital structure proposals and social responsibility issues and are meant to be general voting parameters on issues that arise most frequently. The MSIM Affiliates, however, may, pursuant to the procedures set forth in Section IV. below, vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the Proxy Review Committee and is consistent with the Client Proxy Standard.

III.	GUIDELINES

A.	Management Proposals

1.	When voting on routine ballot items, unless otherwise determined by the Proxy Review Committee, the following proposals will be voted in support of management.

•	Selection or ratification of auditors.

•	Approval of financial statements, director and auditor reports.

•	General updating/corrective amendments to the charter.

•	Proposals to limit Directors’ liability and/or broaden indemnification of Directors.

•	Proposals requiring that a certain percentage (up to 66 2/3%) of the company’s Board members be independent Directors.

•	Proposals requiring that members of the company’s compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

•	Proposals recommending set retirement ages or requiring specific levels of stock ownership by Directors.

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•	Proposals to eliminate cumulative voting.

•	Proposals to eliminate preemptive rights.

•	Proposals for confidential voting and independent tabulation of voting results.

•	Proposals related to the conduct of the annual meeting except those proposals that relate to the “transaction of such other business which may come before the meeting.”

2.	Election of Directors, In situations where no conflict exists, and where no specific governance deficiency has been noted, unless otherwise determined by the Proxy Review Committee, proxies will be voted in support of nominees of management.

Unless otherwise determined by the Proxy Review Committee, a withhold vote will be made where:

(i)	A nominee has, or any time during the previous five years had, a relationship with the issuer (e.g., investment banker, counsel or other professional service provider, or familial relationship with a senior officer of the issuer) that may impair his or her independence;

(ii)	A direct conflict exists between the interests of the nominee and the public shareholders; or

(iii)	Where the nominees standing for election have not taken action to implement generally accepted governance practices for which there is a “bright line” test. These would include elimination of dead hand or slow hand poison pills, requiring Audit, Compensation or Nominating Committees to be composed of independent directors and requiring a majority independent board.

3.	The following non-routine proposals, which potentially may have a substantive financial or best interest impact on a shareholder, unless otherwise determined by the Proxy Review Committee, will be voted in support of management.

Capitalization changes

•	Proposals relating to capitalization changes that eliminate other classes of stock and voting rights.

•	Proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear and legitimate business purpose is stated; (ii) the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and (iii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the new authorization will be outstanding.

•	Proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital.

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•	Proposals for share repurchase plans.

•	Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

•	Proposals to effect stock splits.

•	Proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount will generally be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

Compensation

•	Proposals relating to Director fees, provided the amounts are not excessive relative to other companies in the country or industry.

•	Proposals for employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad based employee plan, including all non-executive employees.

•	Proposals for the establishment of employee stock option Plans and other employee ownership plans.

•	Proposals for the establishment of employee retirement and severance plans.

Anti-Takeover Matters

•	Proposals to modify or rescind existing supermajority vote requirements to amend the charters or bylaws.

•	Proposals relating to the adoption of anti-greenmail provisions provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

4.	The following non-routine proposals, which potentially may have a substantive financial or best interest impact on a shareholder, unless otherwise determined by the Proxy Review Committee, will be voted against (notwithstanding management support).

•	Proposals to establish cumulative voting rights in the election of directors.

•	Proposals relating to capitalization changes that add classes of stock which substantially dilute the voting interests of existing shareholders.

•	Proposals to increase the authorized number of shares of existing classes of stock that carry preemptive rights or supervoting rights.

•	Proposals to create “blank check” preferred stock.

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•	Proposals relating to changes in capitalization by 100% or more.

•	Compensation proposals that allow for discounted stock options that have not been offered to employees in general.

•	Proposals to amend bylaws to require a supermajority shareholder vote to pass or repeal certain provisions.

•	Proposals to indemnify auditors.

5.	The following types of non-routine proposals, which potentially may have a substantive financial or best interest impact on an issuer, will be voted as determined by the Proxy Review Committee.

Corporate Transactions

•	Proposals relating to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) will be examined on a case-by-case basis. In all cases, ISS and IRRC research and analysis will be used along with MSIM Affiliates’ research and analysis, including, among other things, MSIM internal company-specific knowledge.

•	Proposals relating to change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered.

•	Proposals relating to shareholders rights plans that allow appropriate offers to shareholders to be blocked by the board or trigger provisions that prevent legitimate offers from proceeding.

•	Proposals relating to Executive/Director stock option plans. Generally, stock option plans should meet the following criteria:

(i)	The stock option plan should be incentive based;

(ii)	For mature companies, should be no more than 5% of the issued capital at the time of approval;

(iii)	For growth companies, should be no more than 10% of the issued capital at the time of approval.

Anti-Takeover Provisions

•	Proposals requiring shareholder ratification of poison pills.

•	Proposals relating to anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter the appropriate tender offers and other offers.

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B.	Shareholder Proposals

1.	The following shareholder proposals will be supported, unless otherwise determined by the Proxy Review Committee:

•	Proposals requiring auditors to attend the annual meeting of shareholders.

•	Proposals requiring non-U.S. companies to have a separate Chairman and CEO.

•	Proposals requiring that members of the company’s compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

•	Proposals requiring that a certain percentage of the company’s members be comprised of independent and unaffiliated Directors.

•	Proposals requiring diversity of Board membership relating to broad based social, religious or ethnic groups.

•	Proposals requiring confidential voting.

•	Proposals to reduce or eliminate supermajority voting requirements.

•	Proposals requiring shareholder approval for a shareholder rights plan or poison pill.

•	Proposals to require the company to expense stock options.

2.	The following shareholder proposals will be voted as determined by the Proxy Review Committee.

•	Proposals that limit tenure of directors.

•	Proposals to limit golden parachutes.

•	Proposals requiring directors to own large amounts of stock to be eligible for election.

•	Proposals that request or require disclosure of executive compensation in addition to the disclosure required by the Securities and Exchange Commission (“SEC”) regulations.

•	Proposals that limit retirement benefits or executive compensation.

•	Proposals requiring shareholder approval for bylaw or charter amendments.

•	Proposals requiring shareholder approval of executive compensation.

•	Proposals requiring shareholder approval of golden parachutes.

•	Proposals to eliminate certain anti-takeover related provisions.

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•	Proposals to prohibit payment of greenmail.

3.	The following shareholder proposals generally will not be supported, unless otherwise determined by the Proxy Review Committee.

•	Proposals to declassify the Board of Directors (if management supports a classified board).

•	Proposals requiring a U.S. company to have a separate Chairman and CEO.

•	Proposal requiring that the company prepare reports that are costly to provide or that would require duplicative efforts or expenditures that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders.

•	Proposals to add restrictions related to social, political or special interest issues that impact the ability of the company to do business or be competitive and that have a significant financial or best interest impact to the shareholders.

•	Proposals that require inappropriate endorsements or corporate actions.

•	Proposals requiring adherence to workplace standards that are not required or customary in market(s) to which the proposals relate.

IV.	ADMINISTRATION OF PROXY POLICY AND PROCEDURES

A.	Proxy Review Committee

1.	The MSIM Proxy Review Committee (“Committee”) is responsible for creating and implementing MSIM’s Proxy Voting Policy and Procedures and, in this regard, has expressly adopted them.

(a)	The Committee, which is appointed by MSIM’s Chief Investment Officer (“CIO”), consists of senior investment professionals who represent the different investment disciplines and geographic locations of the firm. The Committee is responsible for establishing MSIM’s proxy voting policy and guidelines and determining how MSIM will vote proxies on an ongoing basis.

(b)	The Committee will periodically review and have the authority to amend, as necessary, these Proxy Voting Policy and Procedures and establish and direct voting positions consistent with the Client Proxy Standard.

(c)

The Committee will meet at least monthly to (among other matters): (1) address any outstanding issues relating to MSIM’s Proxy Voting Policy and Procedures; and (2) review proposals at upcoming shareholder meetings of MSIM portfolio companies in accordance with this Policy including, as appropriate, the voting results of prior shareholder meetings of the same issuer where a similar proposal was presented to shareholders. The Committee, or its designee, will timely communicate to ISS MSIM’s Proxy Voting Policy and Procedures (and any

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amendments to them and/or any additional guidelines or procedures it may adopt).

(d)	The Committee will meet on an ad hoc basis to (among other matters): (1) authorize “split voting” (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or “override voting” (i.e., voting all MSIM portfolio shares in a manner contrary to the Proxy Voting Policy and Procedures); (2) review and approve upcoming votes, as appropriate, for matters for which specific direction has been provided in these Policy and Procedures; and (3) determine how to vote matters for which specific direction has not been provided in these Policy and Procedures. Split votes will generally not be approved within a single Global Investor Group team. The Committee may take into account ISS and IRRC recommendations and research as well as any other relevant information they may request or receive.

(e)	In addition to the procedures discussed above, if the Committee determines that an issue raises a potential material conflict of interest, or gives rise to the appearance of a potential material conflict of interest, the Committee will request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question (“Special Committee”). The Special Committee shall be comprised of the Chairman of the Proxy Review Committee, the Compliance Director for the area of the firm involved or his/her designee, a senior portfolio manager (if practicable, one who is a member of the Proxy Review Committee) designated by the Proxy Review Committee and MSIM’s Chief Investment Officer or his/her designee. The Special Committee may request the assistance of MSIM’s General Counsel or his/her designee and will have sole discretion to cast a vote. In addition to the research provided by ISS and IRRC, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

(f)	The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the Committee and the Special Committee, or their designee(s), for a period of at least 6 years. To the extent these decisions relate to a security held by a MSIM U.S. registered investment company, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Trustees/Directors of those investment companies at each Board’s next regularly scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.

(g)	The Committee and Special Committee, or their designee(s), will timely communicate to applicable portfolio managers, the Compliance Departments and, as necessary to ISS, decisions of the Committee and Special Committee so that, among other things, ISS will vote proxies consistent with their decisions.

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B.	Identification of Material Conflicts of Interest

1.	If there is a possibility that a vote may involve a material conflict of interest, the vote must be decided by the Special Committee in consultation with MSIM’s General Counsel or his/her designee.

2.	A material conflict of interest could exist in the following situations, among others:

(a)	The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a material matter affecting the issuer;

(b)	The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates; or

(c)	Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed).

C.	Proxy Voting Reports

(a)	MSIM will promptly provide a copy of these Policy and Procedures to any client requesting them. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client’s account.

(b)	MSIM’s legal department is responsible for filing an annual Form N-PX on behalf of each registered management investment company for which such filing is required, indicating how all proxies were voted with respect to such investment company’s holdings.

ITEM 8.	PORTFOLIO MANAGERS. Not yet applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES. Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal half-year (the Registrant’s second fiscal half-year in the

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case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	Code of Ethics
(b)	Certifications of Principal Executive Officer and Principal Financial Officer attached to this report as part of EX-99.CERT.

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MORGAN STANLEY INSTITUTIONAL FUND OF HEDGE FUNDS LP

By:	/s/ Ronald E. Robison
	Name:	Ronald E. Robison
	Title:	Executive Vice President
	Date:	March 10, 2005

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
	Name:	Ronald E. Robison
	Title:	Principal Executive Officer
	Date:	March 10, 2005

By:	/s/ James W. Garrett
	Name:	James W. Garrett
	Title:	Principal Financial Officer
	Date:	March 10, 2005

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